Fair value of financial instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of "available for sale" securities, secured notes payable, unsecured line of credit, unsecured term loans, and unsecured convertible notes
"Available for sale" securities	$ 6,235	$ 8,033
Interest rate hedge agreements	32,980	44,600
Unsecured line of credit and unsecured bank term loans	1,970,000	1,498,000
Book Value
Summary of "available for sale" securities, secured notes payable, unsecured line of credit, unsecured term loans, and unsecured convertible notes
"Available for sale" securities	6,235	8,033
Interest rate hedge agreements	32,980	44,645
Secured notes payable	724,305	790,869
Unsecured line of credit and unsecured bank term loans	1,970,000	1,498,000
Unsecured convertible notes	84,959	295,293
Fair Value
Summary of "available for sale" securities, secured notes payable, unsecured line of credit, unsecured term loans, and unsecured convertible notes
"Available for sale" securities	6,235	8,033
Interest rate hedge agreements	32,980	44,645
Secured notes payable	810,128	865,939
Unsecured line of credit and unsecured bank term loans	1,982,700	1,438,751
Unsecured convertible notes	$ 85,221	$ 302,486